Research and Development Expenses	6 Months Ended
Jun. 30, 2022
Research and Development Expenses.
Research and Development Expenses

7.Research and Development Expenses

For the six-months period ended June 30, 2022, research and development expenses consisted of €38,686 thousand in personnel expenses, including share-based payment expenses; €20,047 thousand expenses incurred by suppliers on behalf of the Group in preparation for certification and serial production of the Lilium Jet; €11,549 thousand in contractor and consulting expenses; €4,594 thousand in testing component and material costs; €2,837 thousand on amortization and depreciation expenses and €5,315 thousand on other miscellaneous expenses.